Share-based compensation - Assumptions used to value the fair value of each option granted (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Assumptions used to value the fair value of each option granted
Risk-free interest rate, minimum			2.64%
Risk-free interest rate, maximum			3.84%
Risk-free interest rate		2.51%
Contractual life		10 years	10 years
Expected forfeiture rate (post-vesting)		16.00%	16.00%
Exercise multiples		2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum			30.09%
Expected volatility, maximum			30.41%
Expected volatility		30.00%
Minimum
Assumptions used to value the fair value of each option granted
Exercise price (in CNY/USD per share) | (per share)		¥ 0	¥ 0	$ 0	$ 0
Fair value of the ordinary shares on the date of option grant (in CNY/USD per share) | (per share)		1.93	2.04	0.27	0.3
Maximum
Assumptions used to value the fair value of each option granted
Exercise price (in CNY/USD per share) | (per share)		1.8	1.8	0.25	0.25
Fair value of the ordinary shares on the date of option grant (in CNY/USD per share) | (per share)		¥ 3.44	¥ 3.1	$ 0.48	$ 0.43